LONG-TERM DEBT - Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LONG-TERM DEBT
Credit Facilities fees	$ 6,167	$ 6,374
Amortization of credit and term loan financing and note issuance costs	3,845	3,290
Accretion expense on reclamation provisions	33,815	32,906
Interest on lease obligations and other interest expense (income)	3,566	3,699
Interest capitalized to assets under construction	(2,814)	(3,177)
Total finance costs	$ 126,738	$ 130,087
Capitalization rate (as a percent)	1.41%	1.28%
Notes
LONG-TERM DEBT
Interest expense	$ 53,229	$ 57,192
Term Loan Facility.
LONG-TERM DEBT
Interest expense	32,712	26,273
Credit Facilities
LONG-TERM DEBT
Interest expense	$ 3,350	$ 10,928